Significant Events	12 Months Ended
Dec. 31, 2018
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Significant Events

Note 3 – Significant Events

As of December 31, 2018, the following significant events have influenced the operations of the Bank and its subsidiaries or the Consolidated Financial Statements:

ITAÚ CORPBANCA

Dividend Distributions

On March 15, 2018, the Bank’s Board of Directors (the “Board”) agreed to propose to the Bank’s shareholders at the Annual Ordinary Meeting held on March 27, 2018 the distribution of 40% of the income for the year ended December 31, 2017 (as filed with the SBIF) equivalent to MCh$22,979, as a dividend to the shareholders of all 512,406,760,091 shares validly issued by the Bank, resulting in a dividend of Ch$0.04484469 per share.

At the Annual Ordinary Shareholders Meeting of Itaú Corpbanca, held on March 27, 2018, the shareholders approved the following:

1. Distribution of 40% of the income for the year ended December 31, 2017 (as filed with the SBIF) equivalent to MCh$22,979, as dividends to shareholders, resulting in a dividend of Ch$0.04484469 per share.

2. The official appointment of Bernard Pasquier as Board of Directors Member, in accordance with article 50 bis of the Chilean Corporations Act who shall hold office until the next Annual General Meeting of Shareholders, when all board members must be renewed.

Chief Executive Officer Appointment

On August 1, 2018 the Bank’s Board of Directors (the “Board”) agree to appoint Mr. Manuel Olivares Rossetti as Chief Executive Officer, starting January 1, 2019. Until December 31, 2018 Mr. Milton Maluhy Filho served as the Bank’s Chief Executive Officer.

Change of Directors

In the ordinary session held on November 27, 2018, the Board of Directors of Itaú Corpbanca accepted the resignations of directors Eduardo Vassimon and Boris Buvinic Guerovic, which became effective as of December 31, 2018.

As of January 1, 2019, Caio Ibrahim David and Milton Maluhy Filho, respectively, assume as Directors, who will remain in office until the next Ordinary General Shareholders’ Meeting, at which final appointments will be made.

Participation increase of the shareholder Itaú Unibanco Holding S.A.

On October 12, 2018 the shareholder Itaú Unibanco Holding S.A. (“Itaú Unibanco”) announced that through its subsidiary ITB Holding Brasil Participações Ltda., indirectly acquired the amount of 10,651,555,020 shares (“Shares”) of Itaú Corpbanca, at the price of MCh$65,686. This type of operation is part of the Itaú Corpbanca shareholders’ agreement signed by Itaú Unibanco and Corp Group and its related entities, on April 1, 2016. As a result of this acquisition, Itaú Unibanco’s share has increased from approximately 36.06% to 38.14%, without any changes in the corporate governance of Itaú Corpbanca (see Note 23, letter a).

This operation was implemented through the acquisition of 100% of the shares of the companies named Saga II SpA and Saga III SpA, which are the actual owners of the Shares.

All regulatory approvals to carry out this operation were duly obtained.

SBIF Administrative procedure

By resolution dated June 30, 2017, notified to Itaú Corpbanca on July 17, 2017, the SBIF resolved, among other matters, to order the continuation of a sanctioning administrative procedure against the Bank, for supposed transgressions of the individual credit limits in granting certain loans to Norte Grande S.A., Potasios de Chile S.A. and Sociedad de Inversiones Pampa Calichera S.A., same operations that had motivated fines annulled by the First Court of Appeals of Santiago by legal sentence dated August 31, 2016.

On July 19, 2017, the Bank appealed for a reversal against the resolution, considering it contrary to Law, among other reasons, considering that there is no administrative procedure instructed by the SBIF against the Bank that can be continued, as declared by the aforementioned procedure and by the ruling of the Supreme Court, which dismissed the appeal required by the SBIF against it. By resolution dated July 24, 2017, the SBIF rejected the aforementioned appeal for reconsideration, arguing that the proceeding was in the investigative stage, without the Bank being formally a forming part of a sanctioning administrative proceeding.

On October 23, 2017, the Bank received a letter from the SBIF, charging Itaú Corpbanca with a procedure for the same operations. The Bank has the conviction that this procedure does not comply with the Law, giving it the right to take action, as a consequence, that the legal order grants. On November 22, 2017, the Bank proceeded to formulate its corresponding releases.

Subsequently, through a letter dated December 27, 2018, the SBIF informed the conclusion of the investigation phase of the aforementioned sanctioning administrative procedure.

The results of this procedure and the Bank’s decision in this regard are detailed in Note 37 “Subsequent Events”

INSURANCE BROKERAGE SUBSIDIARIES

Merge of subsidiaries

On March 29, 2018, the partners of Itaú Chile Corredora de Seguros Limitada considered the conditions of the merger with Corpbanca Corredores de Seguros S.A. were successfully executed according to what was agreed by the partners on September 30, 2017. On April 1, 2018, the merger of Itaú Chile Corredora de Seguros Limitada into Corpbanca Corredores de Seguros S.A. was completed. For all legal purposes the legal continuation name is Itaú Corredores de Seguros S.A.

COMPANIES TRANSFORMATION

Itaú Corredores de Bolsa Limitada

Through an Extraordinary Shareholders Meeting held on July 11, 2018, reduced to a public document dated August 1, 2018 at the Santiago Notary Office of Mr. Juan Ricardo San Martin Urrejola, the shareholders approved the transformation of the company into a limited liability company under the Itaú Corredores de Bolsa Limitada corporate name, which will be governed by its bylaws and by the provisions of Law No. 3,918 and its subsequent amendments and the relevant regulations of the Civil Code and the Commercial Code.

Itaú Asesorías Financieras S.A.

On July 5, 2018, authorization was requested from the SBIF to transform Itaú Asesorías Financieras S.A. into a limited liability company. As of the date of these Consolidated Financial Statements, there is still no pronouncement from the regulator on this matter.